Employment and Compensation Arrangements - Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employment and Compensation Arrangements
Weighted-average expected dividend yield	0.00%	0.00%
Expected volatility - Minimum	21.00%	24.84%
Expected volatility - Maximum	23.05%	27.90%
Weighted-average expected volatility	21.86%	27.50%
Weighted-average risk-free interest rate	3.02%	2.53%
Expected life (in years)	8 years 6 months	9 years
Employee Stock Option
Employment and Compensation Arrangements
Vesting period	5 years
Maximum
Employment and Compensation Arrangements
Contractual term	10 years
Minimum
Employment and Compensation Arrangements
Contractual term	1 year